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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       9/30/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 --------------------------------------------
   Address:      2 Liberty Square, 9th Floor
                 --------------------------------------------
                 Boston, MA 02109
                 --------------------------------------------

                 --------------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carolyn P. Haley
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Carolyn P. Haley              Boston, MA         11/14/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          64
                                        --------------------

Form 13F Information Table Value Total:      $558,785
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

                                                                  (SEC USE ONLY)

Page 1 of 1


                                                                                                                        COLUMN 8
                                                                                      COLUMN 6                      VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                   (SHARES)
                          COLUMN 2            COLUMN 4      COLUMN 5               (B) SHARED-             COLUMN 7 ----------------
COLUMN 1                  TITLE OF   COLUMN 3   VALUE  SHARES OR SH/ PUT/          AS DEFINED  (C) SHARED-   OTHER   (A)   (B)   (C)
NAME OF ISSUER             CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL (A) SOLE IN INSTR. V    OTHER     MANGERS SOLE SHARED NONE
------------------------ ---------- --------- -------- --------- --- ---- -------- ----------- ----------- -------- ---- ------ ----
ACADIA Pharmaceuticals,
Inc.                       Common   004225108    2,821 1,052,468  SH        Sole                              NA    Sole
Aetna Inc.                 Common   00817Y108    4,153   115,000  SH        Sole                              NA    Sole
Affymax Inc.               Common   00826A109    2,683   135,182  SH        Sole                              NA    Sole
Akorn, Inc.                Common   009728106    8,507 1,658,289  SH        Sole                              NA    Sole
Align Technology, Inc.     Common   016255101    7,919   731,220  SH        Sole                              NA    Sole
Alkermes, Inc.             Common   01642T108    7,382   555,000  SH        Sole                              NA    Sole
Allergan, Inc.             Common   018490102    6,530   126,800  SH        Sole                              NA    Sole
Alnylam Pharmaceuticals,
Inc.                       Common   02043Q107    1,526    52,700  SH        Sole                              NA    Sole
Amgen, Inc.                Common   031162100   22,451   378,800  SH        Sole                              NA    Sole
Amylin Pharmaceuticals,
Inc.                       Common   032346108    2,730   135,000  SH        Sole                              NA    Sole
Applied Biosystems Inc.    Common   038149100    5,480   160,000  SH        Sole                              NA    Sole
Athersys, Inc.             Common   04744L106    1,392   800,000  SH        Sole                              NA    Sole
Avalon Pharmaceuticals,
Inc.                       Common   05346P106      130   405,721  SH        Sole                              NA    Sole
Barr Pharmaceuticals,
Inc.                       Common   068306109    7,098   108,700  SH        Sole                              NA    Sole
Baxter International
Inc.                       Common   071813109   18,915   288,200  SH        Sole                              NA    Sole
Becton, Dickinson and
Company                    Common   075887109   15,201   189,400  SH        Sole                              NA    Sole
Biogen Idec Inc.           Common   09062X103   13,744   273,300  SH        Sole                              NA    Sole
BioMarin
Pharmaceuticals, Inc.      Common   09061G101    9,727   367,200  SH        Sole                              NA    Sole
CardioNet, Inc.            Common   14159L103   19,501   868,088  SH        Sole                              NA    Sole
Celgene Corp.              Common   151020104   26,261   415,000  SH        Sole                              NA    Sole
Cougar Biotechnology,
Inc.                       Common   222083107    5,632   168,682  SH        Sole                              NA    Sole
Critical Therapeutics,
Inc.                       Common   22674T105      144   756,272  SH        Sole                              NA    Sole
CVS Caremark Corporation   Common   126650100    9,559   284,000  SH        Sole                              NA    Sole
deCODE Genetics, Inc.       Note    243586AB0      140   700,000  SH        Sole                              NA    Sole
Dentsply International,
Inc.                       Common   249030107    4,906   130,700  SH        Sole                              NA    Sole
Electro-Optical
Sciences, Inc.             Common   285192100    2,298   440,141  SH        Sole                              NA    Sole
Exelixis, Inc.             Common   30161Q104   11,122 1,829,230  SH        Sole                              NA    Sole
Forest Laboratories,
Inc.                       Common   345838106    6,108   216,000  SH        Sole                              NA    Sole
Genentech, Inc.            Common   368710406   14,783   166,700  SH        Sole                              NA    Sole
Genzyme Corporation        Common   372917104   28,585   353,375  SH        Sole                              NA    Sole
Gilead Sciences, Inc.      Common   375558103   30,220   663,000  SH        Sole                              NA    Sole
HealthExtras, Inc.         Common   422211102    5,966   228,400  SH        Sole                              NA    Sole
Hologic, Inc.              Common   436440101    6,607   341,798  SH        Sole                              NA    Sole
ICON Plc                 Sponsored
                             ADR    45103T107   12,392   323,968  SH        Sole                              NA    Sole
IDEXX Laboratories, Inc.   Common   45168D104   14,563   265,746  SH        Sole                              NA    Sole
Intuitive Surgical, Inc.   Common   46120E602    5,205    21,600  SH        Sole                              NA    Sole
Inverness Medical
Innovations, Inc.          Common   46126P106    7,317   243,900  SH        Sole                              NA    Sole
Laboratory Corp. of
America Holdings           Common   50540R409    8,514   122,500  SH        Sole                              NA    Sole
Lexicon
Pharmaceuticals, Inc.      Common   528872104    1,378   774,191  SH        Sole                              NA    Sole
Martek Biosciences
Corporation                Common   572901106   13,199   420,092  SH        Sole                              NA    Sole
Masimo Corporation         Common   574795100   15,512   416,980  SH        Sole                              NA    Sole
Medarex, Inc.              Common   583916101    2,931   453,000  SH        Sole                              NA    Sole
Medco Health Solutions,
Inc.                       Common   58405U102    9,369   208,200  SH        Sole                              NA    Sole
Medicines Company          Common   584688105    4,119   177,400  SH        Sole                              NA    Sole
Merck & Co., Inc.          Common   589331107    2,436    77,200  SH        Sole                              NA    Sole
Momenta Pharmaceuticals,
Inc.                       Common   60877T100    6,414   489,250  SH        Sole                              NA    Sole
Mylan Inc.                 Common   628530107    5,199   455,250  SH        Sole                              NA    Sole
Myriad Genetics, Inc.      Common   62855J104   15,149   233,500  SH        Sole                              NA    Sole

                                                                                                                        COLUMN 8
                                                                                      COLUMN 6                      VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                   (SHARES)
                          COLUMN 2            COLUMN 4      COLUMN 5               (B) SHARED-             COLUMN 7 ----------------
COLUMN 1                  TITLE OF   COLUMN 3   VALUE  SHARES OR SH/ PUT/          AS DEFINED  (C) SHARED-   OTHER   (A)   (B)   (C)
NAME OF ISSUER             CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL (A) SOLE IN INSTR. V    OTHER     MANGERS SOLE SHARED NONE
------------------------ ---------- --------- -------- --------- --- ---- -------- ----------- ----------- -------- ---- ------ ----
NitroMed, Inc.             Common   654798503      320   696,600  SH        Sole                              NA    Sole
Omrix
Biopharmaceuticals, Inc.   Common   681989109    6,132   341,800  SH        Sole                              NA    Sole
OSI Pharmaceuticals,
Inc.                       Common   671040103    9,464   192,000  SH        Sole                              NA    Sole
Penwest Pharmaceuticals
Co.                        Common   709754105    2,005   973,239  SH        Sole                              NA    Sole
PerkinElmer, Inc.          Common   714046109    5,299   212,200  SH        Sole                              NA    Sole
Pharmaceutical Product
Development, Inc.          Common   717124101    5,074   122,700  SH        Sole                              NA    Sole
Phase Forward, Inc.        Common   71721R406    2,352   112,500  SH        Sole                              NA    Sole
Sangamo BioSciences,
Inc.                       Common   800677106    1,971   256,000  SH        Sole                              NA    Sole
Stryker Corporation        Common   863667101   11,245   180,500  SH        Sole                              NA    Sole
Teva Pharmaceutical
Industries, Ltd.            ADR     881624209   20,041   437,677  SH        Sole                              NA    Sole
Thermo Fisher
Scientific, Inc.           Common   883556102   14,850   270,000  SH        Sole                              NA    Sole
United Therapeutics
Corporation                Common   91307C102   15,902   151,200  SH        Sole                              NA    Sole
Vertex Pharmaceuticals
Inc.                       Common   92532F100   12,764   384,000  SH        Sole                              NA    Sole
WellPoint, Inc.            Common   94973V107    4,649    99,400  SH        Sole                              NA    Sole
Xenoport, Inc.             Common   98411C100    9,895   204,060  SH        Sole                              NA    Sole
Zix Corp.                  Common   98974P100    2,904 1,285,000  SH        Sole                              NA    Sole
COLUMN TOTALS                                 $558,785